Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Payables and other current liabilities	Payables and other current liabilities
The composition of “Payables and other current liabilities” at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Payables	12,018	11,872
Trade payables	7,545	6,982
Payables to suppliers of property, plant and equipment	2,841	2,752
Payables for spectrum acquisition	248	569
Other payables	1,088	997
Dividends pending payment	203	228
Payables to associates and joint ventures (Note 10)	93	344
Other current liabilities	1,491	1,338
Contract liabilities (Note 23)	1,038	958
Deferred revenue	102	115
Advances received	350	265
Other liabilities to associates and joint ventures (Note 10)	1	—
Total	13,509	13,210
"Current debt for spectrum acquisition" as of December 31, 2022 and December 31, 2021, is detailed below:

Millions of euros	12/31/2022	12/31/2021
Telefónica Germany	107	107
Telefónica Colombia	17	5
Telefónica Brazil	117	434
Telefónica Spain	7	7
Others	—	16
Total	248	569
At December 31, 2022 and December 31, 2021, “Payables for spectrum acquisition”, includes the debt maturing within twelve months of the spectrum licenses in Telefónica Brazil adquired in November 2021 and the spectrum licenses in Telefónica Germany adquired in June 2019 (see Note 21).
“Payables to associates and joint ventures" at December 31, 2021 included the obligation in relation to the O2 UK pension plans arising as a result of the constitution of VMED O2 UK Ltd amounted to 213 million pounds sterling (253 million euros at closing exchange rate of 2021, see Notes 10 and 29.c).

“Deferred revenue” includes grants amounting to 17 million euros at December 31, 2022 (12 million euros at December 31, 2021).
The composition of current "Other payables" at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Accrued employee benefits	608	516
Other non-financial non-trade payables	480	481
Total	1,088	997
Information on average payment period to suppliers. Third additional provision, “Information requirement” of Law 15/2010 of July 5, modified by Law 18/2022, of September 28.
In accordance with the aforementioned Law 15/2010, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2022	2021
Number of days
Weighted average maturity period	53	54
Ratio of payments	55	56
Ratio of outstanding invoices	42	42
Millions of euros
Total payments	8,362	7,671
Outstanding invoices	1,251	1,264
On October 19, 2022, Law 18/2022, of September 28, on the creation and growth of companies, came into force, which modifies the third additional provision of Law 15/2010. The new standard establishes the obligation to publish in annual accounts, in addition to the information already required, the monetary volume and number of invoices paid in a period less than the maximum established in the late payment regulations, and the percentage they represent of the total number of invoices and on the total monetary payments to your suppliers. This information for the 2022 financial year is shown below:

2022
Monetary volume of invoices paid in a period less than the maximum established in the regulations (millions of euros)	4,899
Percentage of total payments	59%
Number of invoices paid in a period less than the maximum established in the regulations	157,523
Percentage of the total number of invoices paid	54%
The Telefónica Group’s Spanish companies adapted their internal processes and payment schedules to the provisions of Law 15/2010 (amended by Law 31/2014) and Royal Decree-Law 4/2013, amending Law 3/2004, which establishes measures against late payment in commercial transactions. Engagement conditions with commercial suppliers in 2022 included payment periods of up to 60 days, according to the terms agreed between the parties.
For efficiency purposes and in line with general business practices, Telefónica Group companies in Spain have agreed payment schedules with suppliers, whereby most of the payments are made on set days of each month. Invoices falling due between two payment days are settled on the following payment date in the schedule.
Payments to Spanish suppliers in 2022 surpassing the established legal limit were the result of circumstances or incidents beyond the payment policies, mainly the delay in issuing invoices (legal obligation of the supplier), the closing of agreements with suppliers over the delivery of goods or rendering of services, or occasional processing issues.
The average payment period to suppliers of the Telefónica Group’s companies in Spain in 2022, calculated in accordance with the only additional provision of the Resolution of the Instituto de Contabilidad y Auditoría de Cuentas (Spanish Accounting and Audit Institute) of January 29, 2016, amounted to 53 days (54 days in 2021).